                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 9/30/02
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     11/13/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   277,962,289
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 3/31/02


------------------------------------------------------------------------------------------------------------------------
               Column 1                      Column 2          Column 3    Column 4              Column 5
------------------------------------------------------------------------------------------------------------------------
               Name of                    Title of class        CUSIP        Value     Shrs or    SH/PRN     Put/Call
               Issuer                                                      (x $1000)   prn amt
------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                        COMMON STOCK       78462F103     $31,330    383,050
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                             COMMON STOCK       594918104     $7,278     166,400
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                        COMMON STOCK       931142103     $6,467     131,340
------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                              COMMON STOCK       172967101     $6,192     208,823
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp       COMMON STOCK       459200101     $6,064     104,002
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                           COMMON STOCK       30231G102     $5,466     171,342
------------------------------------------------------------------------------------------------------------------------
General Electric Co                        COMMON STOCK       369604103     $5,211     211,411
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                    COMMON STOCK       38141G104     $4,820      73,000
------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                 COMMON STOCK       717081103     $4,535     156,272
------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp                         COMMON STOCK       247025109     $4,169     177,350
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                          COMMON STOCK       478160104     $4,008      74,108
------------------------------------------------------------------------------------------------------------------------
3M Co                                      COMMON STOCK       88579Y101     $3,920      35,650
------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     COMMON STOCK       084670108     $3,769        51
------------------------------------------------------------------------------------------------------------------------
American Express Co                        COMMON STOCK       025816109     $3,357     107,675
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                        COMMON STOCK       742718109     $3,251      36,375
------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                      COMMON STOCK       718154107     $2,803      72,250
------------------------------------------------------------------------------------------------------------------------
TXU Corp                                   COMMON STOCK       873168108     $2,742      65,750
------------------------------------------------------------------------------------------------------------------------
American International Group               COMMON STOCK       026874107     $2,396      43,794
------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co/The                           COMMON STOCK       191216100     $2,370      49,406
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                 COMMON STOCK       313586109     $2,197      36,900
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                           COMMON STOCK       806857108     $2,185      56,800
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                     COMMON STOCK       590188108     $1,896      57,550
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp                   COMMON STOCK       913017109     $1,864      33,000
------------------------------------------------------------------------------------------------------------------------
Intel Corp                                 COMMON STOCK       458140100     $1,607     115,712
------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                             COMMON STOCK       589331107     $1,526      33,375
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                             COMMON STOCK       617446448     $1,450      42,784
------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management Holding LP    LTD PARTNERSHIP     01855A101     $1,402      50,550
------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc                          COMMON STOCK       17275R102     $1,303     124,366
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                       COMMON STOCK       060505104     $1,272      19,939
------------------------------------------------------------------------------------------------------------------------
General Motors Corp                        COMMON STOCK       370442105     $1,177      30,259
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                        COMMON STOCK       002824100     $1,162      28,770
------------------------------------------------------------------------------------------------------------------------
BP PLC                                          ADR           055622104     $1,156      28,962
------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                 COMMON STOCK       92343V104      $981       35,750
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc               COMMON STOCK       524908100      $966       19,700
------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co                    COMMON STOCK       110122108      $960       40,350
------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     COMMON STOCK       084670207      $922        374
------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                    COMMON STOCK       209115104      $905       22,500
------------------------------------------------------------------------------------------------------------------------
UST Inc                                    COMMON STOCK       902911106      $903       32,000
------------------------------------------------------------------------------------------------------------------------
eBay Inc                                   COMMON STOCK       278642103      $885       16,750
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp                      COMMON STOCK       666807102      $868        7,000
------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                             COMMON STOCK       437076102      $835       32,000
------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc                      COMMON STOCK       882508104      $824       55,800
------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co                           COMMON STOCK       277461109      $793       29,125
------------------------------------------------------------------------------------------------------------------------
SLM Corp                                   COMMON STOCK       78442P106      $722        7,750
------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                         COMMON STOCK       166764100      $651        9,400
------------------------------------------------------------------------------------------------------------------------
Progressive Corp/The                       COMMON STOCK       743315103      $620       12,250
------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                  COMMON STOCK       031162100      $567       13,600
------------------------------------------------------------------------------------------------------------------------
Boeing Co/The                              COMMON STOCK       097023105      $563       16,500
------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                                  COMMON STOCK       984332106      $526       55,000
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co/The                        COMMON STOCK       260543103      $464       17,000
------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co                       COMMON STOCK       194162103      $459        8,500
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc                      COMMON STOCK       939322103      $441       14,000
------------------------------------------------------------------------------------------------------------------------


---------------------------------------
 Column 6                Column 8
---------------------------------------
Investment           Voting authority
discretion        ---------------------
                  Sole     Shared    No
---------------------------------------
   SOLE          383,050
---------------------------------------
   SOLE          166,400
---------------------------------------
   SOLE          131,340
---------------------------------------
   SOLE          208,823
---------------------------------------
   SOLE          104,002
---------------------------------------
   SOLE          171,342
---------------------------------------
   SOLE          211,411
---------------------------------------
   SOLE           73,000
---------------------------------------
   SOLE          156,272
---------------------------------------
   SOLE          177,350
---------------------------------------
   SOLE           74,108
---------------------------------------
   SOLE           35,650
---------------------------------------
   SOLE            51
---------------------------------------
   SOLE          107,675
---------------------------------------
   SOLE           36,375
---------------------------------------
   SOLE           72,250
---------------------------------------
   SOLE           65,750
---------------------------------------
   SOLE           43,794
---------------------------------------
   SOLE           49,406
---------------------------------------
   SOLE           36,900
---------------------------------------
   SOLE           56,800
---------------------------------------
   SOLE           57,550
---------------------------------------
   SOLE           33,000
---------------------------------------
   SOLE          115,712
---------------------------------------
   SOLE           33,375
---------------------------------------
   SOLE           42,784
---------------------------------------
   SOLE           50,550
---------------------------------------
   SOLE          124,366
---------------------------------------
   SOLE           19,939
---------------------------------------
   SOLE           30,259
---------------------------------------
   SOLE           28,770
---------------------------------------
   SOLE           28,962
---------------------------------------
   SOLE           35,750
---------------------------------------
   SOLE           19,700
---------------------------------------
   SOLE           40,350
---------------------------------------
   SOLE            374
---------------------------------------
   SOLE           22,500
---------------------------------------
   SOLE           32,000
---------------------------------------
   SOLE           16,750
---------------------------------------
   SOLE            7,000
---------------------------------------
   SOLE           32,000
---------------------------------------
   SOLE           55,800
---------------------------------------
   SOLE           29,125
---------------------------------------
   SOLE            7,750
---------------------------------------
   SOLE            9,400
---------------------------------------
   SOLE           12,250
---------------------------------------
   SOLE           13,600
---------------------------------------
   SOLE           16,500
---------------------------------------
   SOLE           55,000
---------------------------------------
   SOLE           17,000
---------------------------------------
   SOLE            8,500
---------------------------------------
   SOLE           14,000
---------------------------------------

            Form 13F Information Table - Birinyi Associates 3/31/02


------------------------------------------------------------------------------------------------------------------
               Column 1               Column 2          Column 3    Column 4               Column 5
------------------------------------------------------------------------------------------------------------------
               Name of             Title of class        CUSIP        Value      Shrs or    SH/PRN     Put/Call
               Issuer                                               (x $1000)    prn amt
-------------------------------------------------------------------------------------------------------------------
Gallaher Group Plc                  COMMON STOCK       363595109       $440        11,500
-------------------------------------------------------------------------------------------------------------------
McDonald's Corp                     COMMON STOCK       580135101       $419        23,700
-------------------------------------------------------------------------------------------------------------------
Sears Roebuck and Co                COMMON STOCK       812387108       $414        10,625
-------------------------------------------------------------------------------------------------------------------
Caterpillar Inc                     COMMON STOCK       149123101       $411        11,050
-------------------------------------------------------------------------------------------------------------------
ConocoPhillips                      COMMON STOCK       20825C104       $394        8,525
-------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co                      COMMON STOCK       532457108       $387        7,000
-------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                COMMON STOCK       46625H100       $377        19,850
-------------------------------------------------------------------------------------------------------------------
Freddie Mac                         COMMON STOCK       313400301       $363        6,500
-------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust      COMMON STOCK       294741103       $323        12,500
-------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock     COMMON STOCK       631100104       $311        15,000
-------------------------------------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund        COMMON STOCK       464287465       $281        2,950
------------------------------------------------------------------------------------------------------------------
Target Corp                         COMMON STOCK       87612E106       $266        9,000
------------------------------------------------------------------------------------------------------------------
PepsiCo Inc                         COMMON STOCK       713448108       $262        7,100
------------------------------------------------------------------------------------------------------------------
FedEx Corp                          COMMON STOCK       31428X106       $249        4,975
------------------------------------------------------------------------------------------------------------------
General Dynamics Corp               COMMON STOCK       369550108       $244        3,000
------------------------------------------------------------------------------------------------------------------
Aflac Inc                           COMMON STOCK       001055102       $222        7,234
------------------------------------------------------------------------------------------------------------------
SBC Communications Inc              COMMON STOCK       78387G103       $210       10,448
------------------------------------------------------------------------------------------------------------------
Deere & Co                          COMMON STOCK       244199105       $209        4,600
------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                    COMMON STOCK       452907108       $162       27,000
------------------------------------------------------------------------------------------------------------------
VelocityHSI Inc                     COMMON STOCK       92257K102        $0        24,300
------------------------------------------------------------------------------------------------------------------
Xcelera Inc                         COMMON STOCK        2778208         $6        17,500
------------------------------------------------------------------------------------------------------------------
Gap Inc/The                         COMMON STOCK       364760108       $125       11,500
------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc                COMMON STOCK       017361106       $138       10,500
------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc           COMMON STOCK       640505103         $0       10,000
------------------------------------------------------------------------------------------------------------------
FHLM 4.5% 10/16/14                      BOND           3133MS3Z1       $200      200,000
------------------------------------------------------------------------------------------------------------------
Treasury Bill 11/29/02                  BILL           912795LM1       $310      311,000
------------------------------------------------------------------------------------------------------------------
Treasury Bill 12/26/02                  BILL           912795LR0   $  1,494    1,500,000
------------------------------------------------------------------------------------------------------------------
Bellsouth 6.25% 05/15/03                BOND           013420335       $225      225,000
------------------------------------------------------------------------------------------------------------------


--------------------------------------------
    Column 6                Column 8
--------------------------------------------
                           Voting authority
   Investment        -----------------------
   discretion       Sole     Shared     None
--------------------------------------------
      SOLE          11,500
--------------------------------------------
      SOLE          23,700
--------------------------------------------
      SOLE          10,625
--------------------------------------------
      SOLE          11,050
--------------------------------------------
      SOLE           8,525
--------------------------------------------
      SOLE           7,000
--------------------------------------------
      SOLE          19,850
--------------------------------------------
      SOLE           6,500
--------------------------------------------
      SOLE          12,500
--------------------------------------------
      SOLE          15,000
--------------------------------------------
      SOLE           2,950
--------------------------------------------
      SOLE           9,000
--------------------------------------------
      SOLE           7,100
--------------------------------------------
      SOLE           4,975
--------------------------------------------
      SOLE           3,000
--------------------------------------------
      SOLE           7,234
--------------------------------------------
      SOLE          10,448
--------------------------------------------
      SOLE           4,600
--------------------------------------------
      SOLE          27,000
--------------------------------------------
      SOLE          24,300
--------------------------------------------
      SOLE          17,500
--------------------------------------------
      SOLE          11,500
--------------------------------------------
      SOLE          10,500
--------------------------------------------
      SOLE          10,000
--------------------------------------------
      SOLE         200,000
--------------------------------------------
      SOLE         311,000
--------------------------------------------
      SOLE       1,500,000
--------------------------------------------
      SOLE         225,000
--------------------------------------------